NET LOSS PER SHARE - Antidilituve Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	76,638,111	55,491,852	71,791,040,000	54,792,713,000
Convertible preferred stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	64,472,667	44,693,053	61,414,002,000	44,693,053,000
Outstanding options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	11,038,739	9,809,766	9,250,333,000	10,021,444,000
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,126,705	989,033	1,126,705,000	78,216,000